RELATED PARTY TRANSACTIONS (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)
Shenzhen Bozhi Consulting Co. Ltd. [Member]
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Delite Limited [Member]
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